Document and Entity Information	Jun. 17, 2020
Cover [Abstract]
Entity Registrant Name	IDAHO POWER CO
Amendment Flag	false
Entity Central Index Key	0000049648
Document Type	8-K
Document Period End Date	Jun. 17, 2020
Entity File Number	1-3198
Entity Tax Identification Number	82-0130980
Entity Address, Address Line One	1221 W. Idaho Street
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5627
City Area Code	(208)
Local Phone Number	388-2200
Entity Incorporation, State or Country Code	ID
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IDA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false